Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Mar. 31, 2022
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets	Prepaid expenses and other current assets consist of the following:
	As of March 31,
	2021	2022	2022
	(INR)	(INR)	(US$)
	(In million)
Derivative asset - current (Note 25)	914	13	0.2
Interest receivable on term deposits	305	98	1.3
Prepaid debt financing costs	367	141	1.9
Balance with statutory authorities	396	267	3.5
Prepaid bank guarantee charges	68	62	0.8
Prepaid insurance and other expenses	82	95	1.3
Advance to suppliers	44	998	13.2
Other	14	251	3.2
Total	2,190	1,925	25.4